Note 3 - Balance Sheet Components (10K)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes to Financial Statements
Supplemental Balance Sheet Disclosures [Text Block]
3.	Balance Sheet Components

Prepaid Expenses – Prepaid expenses consist of the following:

	September 30, 2023	December 31, 2022
Prepaid clinical trial costs (current portion)	$1,986,037	$1,171,077
Prepaid insurance premiums	-	107,876
Prepaid rent	13,045	13,045
Other prepaid expenses	114,167	34,000
Total prepaid expenses	$2,113,249	$1,325,998

Property and Equipment – Property and equipment consist of the following:

	September 30, 2023	December 31, 2022
Equipment and furnishings	$755,809	$725,812
Leasehold improvements	115,605	115,605
Total property and equipment	871,414	841,417
Accumulated depreciation and amortization	(658,461)	(606,505)
Total property and equipment, net	$212,953	$234,912

Other Assets – Other assets consist of the following:

	September 30, 2023	December 31, 2022
Prepaid clinical trial costs (noncurrent portion)	$1,106,778	$2,083,276
Prepaid technology license fees	70,000	80,000
Deposits	11,010	11,010
Total other assets	$1,187,788	$2,174,286

Accrued Expenses – Accrued expenses consist of the following:

	September 30, 2023	December 31, 2022
Accrued technology license fees	$2,000,000	$2,000,000
Payroll-related liabilities	133,665	550,810
Other accrued expenses	734,725	449,402
Total accrued expenses	$2,868,390	$3,000,212

3.	Balance Sheet Components

Prepaid Expenses – Prepaid expenses consist of the following as of December 31, 2022 and 2021:

	2022	2021
Prepaid clinical trial costs (current portion)	$1,171,077	$-
Prepaid insurance premiums	107,876	123,248
Prepaid rent	13,045	13,045
Other prepaid expenses	34,000	19,947
Total prepaid expenses	$1,325,998	$156,240

Property and Equipment – Property and equipment consist of the following as of December 31, 2022 and 2021:

	2022	2021
Equipment and furnishings	$725,812	$591,554
Leasehold improvements	115,605	115,605
Total property and equipment	841,417	707,159
Accumulated depreciation and amortization	(606,505)	(550,221)
Property and equipment, net	$234,912	$156,938

Depreciation expense was $56,284 and $38,521 during the years ended December 31, 2022 and 2021, respectively.

Other Assets – Other assets consist of the following as of December 31, 2022 and 2021:

	2022	2021
Prepaid clinical trial costs (noncurrent portion)	$2,083,276	$-
Prepaid technology license fees	80,000	-
Deposits	11,010	11,010
Total other assets	$2,174,286	$11,010

Accrued Expenses – Accrued expenses consist of the following as of December 31, 2022 and 2021:

Accrued license fees (current portion)	$2,000,000	$3,000,000
Payroll-related liabilities	550,810	269,000
Other accrued expenses	449,402	108,826
Total accrued expenses	$3,000,212	$3,377,826

Other Liabilities – Other liabilities were $2,000,000 at December 31, 2021 and consist of the noncurrent portion of accrued technology license fees.